Note 3 - Investment Securities	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
(3)
Investment
Securities

Investment securities as of
December
31,
2016
are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$326,694,417	$75,743	$(7,672,786)	$319,097,374
State, County and Municipal	4,572,756	18,350	(30,610)	4,560,496

	$331,267,173	$94,093	$(7,703,396)	$323,657,870

The amortized cost and fair value of investment securities as of
December
31,
2016,
by contractual maturity, are shown hereafter. Expected maturities may
differ from contractual maturities for certain investments because issuers may
have the right to call or prepay obligations with or without call or prepayment penalties. This is often the case with mortgage-backed securities, which are disclosed separately in the table below.

	Securities
	Available for Sale
	Amortized Cost	Fair Value

Due in One Year or Less	$360,471	$362,760
Due After One Year Through Five Years	1,618,395	1,610,940
Due After Five Years Through Ten Years	1,106,315	1,107,718
Due After Ten Years	1,487,575	1,479,078
	4,572,756	4,560,496

Mortgage-Backed Securities	326,694,417	319,097,374

	$331,267,173	$323,657,870

Investment securities as of
December
31,
2015
are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$297,778,875	$62,815	$(6,791,837)	$291,049,853
State, County and Municipal	5,089,137	30,542	(20,233)	5,099,446

	$302,868,012	$93,357	$(6,812,070)	$296,149,299

Proceeds from sales of investments available for sale were
$25,209,851
in
2016,
$28,273,634
in
2015,
and
13,620,956
in
2014.
Gross realized gains totaled
$391,976
in
2016,
$207,896
in
2015,
and
$67,601
in
2014.
Gross realized losses totaled
$6,753
in
2016,
$196,316
in
2015,
and
$45,666
in
2014.
Gross realized losses of
$23,046
in
2015
was due to a loss on a maturity for a held-to-maturity investment and gross realized gains of
$1,800
in
2014
was due to a gain on a call for a held-to-maturity investment.

Investment securities having a carrying value totaling
$144,853,885
and
$133,754,087
as of
December
31,
2016
and
2015,
respectively, were pledged to secure public deposits and for other purposes.

Information pertaining to securities with gross unrealized losses at
December
31,
2016
and
2015
aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2016
U.S. Government Agencies
Mortgage-Backed	$174,200,881	$(3,459,564)	$107,481,698	$(4,213,222)	$281,682,579	$(7,672,786)
State, County and Municipal	3,487,647	(30,610)	-	-	3,487,647	(30,610)

	$177,688,528	$(3,490,174)	$107,481,698	$(4,213,222)	$285,170,226	$(7,703,396)

December 31, 2015
U.S. Government Agencies
Mortgage-Backed	$139,765,025	$(1,270,011)	$139,720,125	$(5,521,826)	$279,485,150	$(6,791,837)
State, County and Municipal	1,034,613	(20,233)	-	-	1,034,613	(20,233)

	$140,799,638	$(1,290,244)	$139,720,125	$(5,521,826)	$280,519,763	$(6,812,070)

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. Consideration is given to
(1)
the length of time and the extent to which the fair value has been less than cost,
(2)
the financial condition and near-term prospects of the issuer and
(3)
the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

At
December
31,
2016,
108
securities have unrealized losses which have depreciated
2.63
percent from the Company’s amortized cost basis. These securities are guaranteed by either the U.S. Government, other governments or U.S. corporations. In analyzing an issuer’s financial condition, management considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred and the results of reviews of the issuer’s financial condition. The unrealized losses are largely due to increases in market interest rates over the yields available at the time the underlying securities were purchased. As management has the ability to hold debt securities until maturity, or for the foreseeable future if classified as available-for-sale, no declines are deemed to be other than temporary. However, the Company did own one
asset-backed security at
December
31,
2016
which was completely written off during prior years. This investment is comprised of one
issuance of a trust preferred security and has no book value.